Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Assets

	December 31, 2024	December 31, 2023
Advances to suppliers	$3,157	$306
Prepaid expenses and other	5,879	5,660
Derivatives (Note 23)	—	11,254
Note receivable (Note 23)	4,678	8,346
Value added taxes recoverable	14,897	13,719
	$28,611	$39,285